Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Actuarial loss	$ (4,479,000)	$ (1,483,000)
Minimum funding requirement		$ 0